Supplement to the Statement of
Additional Information (“SAI”)

May 31, 2011

Dear Investor,

The purpose of this supplement is to update the SAI of The UBS Funds (the “Trust”) dated October 28, 2010 regarding (1) changes to the Board of Trustees of the Trust and (2) certain revenue sharing arrangements in connection with the sale of shares of the Trust.

Changes to the Board of Trustees.  On February 4, 2011, Shawn Lytle was appointed as an interested Trustee.  In addition, Walter E. Auch recently passed away.

1.           All references to Mr. Auch in the SAI are hereby removed.

2.           The third sentence in the first paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 50 of the SAI is deleted in its entirety and replaced by the following sentence:

The Board of Trustees of the Trust is comprised of six Independent Trustees that are not considered to be “interested persons” by reason of their relationship with the Trust’s management or otherwise as defined under the 1940 Act and one Interested Trustee who is affiliated with the Advisor.

3.           The third sentence in the second paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 50 of the SAI is deleted in its entirety and replaced by the following sentence:

In addition, the Board holds special telephonic meetings throughout the year and the Trustees also discuss other matters on a more informal basis at other times.

4.           The first sentence in the fifth paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 50 of the SAI is deleted in its entirety and replaced by the following sentence:

Each Independent Trustee sits on the Trust’s Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

5.           The second sentence in the sixth paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 50 of the SAI is deleted in its entirety and replaced by the following sentence:

The Independent Trustees have also engaged independent legal counsel, and the Trustees have from time to time engaged consultants and other advisors to assist them in performing their oversight responsibilities.

6.           The first sentence in the seventh paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 51 of the SAI is deleted in its entirety and replaced by the following sentence:

The Board believes that the existing Board structure for the Trust is appropriate because it allows the Independent Trustees to exercise independent judgment in evaluating the governance of the Trust and performance of the Funds’ service providers, while also providing the Board with the invaluable insight of an Interested Trustee, who, as an officer of the Advisor, participates in the day-to-day management of the Trust’s affairs, including risk management.

7.           The fourth sentence in the first paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications” on page 52 of the SAI is deleted in its entirety and replaced by the following sentence:

In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Adela Cepeda, care of Mark Kemper, the Secretary of the Trust, at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope “Nominating Committee.”

8.           The fourth sentence in the second paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications” on page 52 of the SAI is deleted in its entirety and replaced by the following sentence:

The Board noted that each Independent Trustee had experience serving as a director on the boards of operating companies and/or other investment companies.

9.           On page 52 of the SAI, the following sentence is added at the end of the second paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications”:

In addition, the Board considered that Shawn Lytle would contribute valuable experience due to his position with the Advisor.

10.           The third paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications” on page 52 of the SAI is deleted in its entirety and replaced by the following sentence:

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below.

11.           The following table is added on page 55 of the SAI after the “Independent trustees” table:

Interested trustee

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
Shawn Lytle; 41(2) 1285 Avenue of the Americas New York, NY 10019-6028	Interested Trustee	Since February 2011
Mr. Lytle is a Group Managing Director and Head of Americas at UBS Global AM (since 2010). Mr. Lytle is a member of the UBS Global Asset Management Executive Committee. Prior to his role as Head of Americas, he was Deputy Global Head of Equities (from 2008 to 2010), Head of Equity Capabilities and Business Management in 2008, and a team manager (from 2005 to 2008) at UBS Global AM.
				Mr. Lytle is a trustee of three investment companies (consisting of 49 portfolios) for which UBS Global AM serves as investment advisor or manager.	None.

1)  Each Trustee holds office for an indefinite term.

(2)  Mr. Lytle is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of UBS Global AM.

12.           The following table is added on page 62 of the SAI under the heading “Management of the Trust” and the sub-heading “Information about trustee ownership of Fund shares” after the "Independent trustee” table:

Name of Trustee	Dollar range of equity securities in the Trust†
Aggregate dollar range of equity securities in all registered investment companies overseen by Trustee for which UBS Global AM (Americas) or an affiliate serves as Investment Advisor, Sub-advisor or Manager†

Shawn Lytle	None	Over $100,000

†  Information regarding ownership is as of December 31, 2009.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or (v) over $100,000.

Revenue sharing arrangements.  This supplement also updates information regarding certain revenue sharing arrangements in connection with the sale of shares of the Trust.

1.           Effective May 1, 2011, the following unaffiliated financial institution is included in the list of those unaffiliated financial institutions that UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) anticipates will receive additional compensation from UBS Global AM (US) or UBS Global Asset Management (Americas) Inc. (the “Advisor”), from the Advisor's own resources.  Therefore, the following is added after the sixth full paragraph on page 112 of the SAI under the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” and the sub-heading “Additional compensation to financial institution(s):”

Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, “Raymond James”)

With respect to Class A , Class C and Class Y qualifying shares (shares sold through Raymond James), UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.10% (10 basis points) of the average daily value of all qualifying shares of Funds on assets less than $500 million, (ii) 0.09% (9 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $500 million but less than $1 billion, (iii) 0.08% (8 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $1 billion but less than $5 billion and (iv) 0.07% (7 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $5 billion.

With respect to Class B qualifying shares, UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.07% (7 basis points) of the average daily value of all qualifying shares of Funds on assets less than $500 million, (ii) 0.06% (6 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $500 million but less than $1 billion, (iii) 0.05% (5 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $1 billion but less than $5 billion and (iv) 0.04% (4 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $5 billion.  The foregoing payments are subject to a minimum payment to Raymond James of $15,000 per year.

2.           In addition, the following replaces the fourth, fifth and sixth full paragraphs on page 112 of the SAI under the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” and the sub-heading “Additional compensation to financial institution(s):”

With respect to Fund Shares, UBS Global AM (US), as per written agreement between both parties, pays Merrill Lynch additional compensation as follows: (i) a fee of 0.25% (25 basis points) of the value of Gross Sales of Fund Shares; and (ii) an annual fee of 0.10% (10 basis points) of the aggregate average daily net asset value of Fund Shares held by Merrill Lynch customers for more than one year (including Fund Shares exchanged for Fund Shares of the Funds for certain other funds in the UBS fund complex).

“Fund Shares” for the purposes of the Merrill Lynch agreement mean all classes of shares of the Funds and certain other funds in the UBS fund complex where Merrill Lynch or any of its affiliates is the record owner or is broker-dealer of record, except (i) shares held in retirement or other benefit accounts under the record-keeping management of Merrill Lynch Retirement Group for which fees are payable by the Advisor to Merrill Lynch pursuant to a services agreement (i.e., not including IRA or similar accounts), and (ii) shares held through Merrill Lynch investment advisory programs. Fund Shares that are no longer held through such Merrill Lynch retirement accounts or investment advisory programs but continue to be held by Merrill Lynch customers will cease to be excluded from the definition of Fund Shares.

“Gross Sales” for the purposes of the Merrill Lynch agreement mean all sales of Fund Shares in which Merrill Lynch or any of its affiliates is record owner or broker-dealer of record, excluding sales of Fund Shares resulting from reinvestment of distributions and exchanges of Fund Shares within the UBS fund complex.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Supplement to the Statement of
Additional Information (“SAI”)

May 31, 2011

Dear Investor,

The purpose of this supplement is to update the SAI of the UBS Fixed Income Opportunities Fund series of The UBS Funds (the “Trust”) dated November 24, 2010 regarding (1) changes to the Board of Trustees of the Trust and (2) certain revenue sharing arrangements in connection with the sale of shares of the Trust.

Changes to the Board of Trustees.  On February 4, 2011, Shawn Lytle was appointed as an interested Trustee.  In addition, Walter E. Auch recently passed away.

1.           All references to Mr. Auch in the SAI are hereby removed.

2.           The third sentence in the first paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 42 of the SAI is deleted in its entirety and replaced by the following sentence:

The Board of Trustees of the Trust is comprised of six Independent Trustees that are not considered to be “interested persons” by reason of their relationship with the Trust’s management or otherwise as defined under the 1940 Act and one Interested Trustee who is affiliated with the Advisor.

3.           The third sentence in the second paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 42 of the SAI is deleted in its entirety and replaced by the following sentence:

In addition, the Board holds special telephonic meetings throughout the year and the Trustees also discuss other matters on a more informal basis at other times.

4.           The first sentence in the fifth paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 42 of the SAI is deleted in its entirety and replaced by the following sentence:

Each Independent Trustee sits on the Trust’s Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

5.           The second sentence in the sixth paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 42 of the SAI is deleted in its entirety and replaced by the following sentence:

The Independent Trustees have also engaged independent legal counsel, and the Trustees have from time to time engaged consultants and other advisors to assist them in performing their oversight responsibilities.

6.           The first sentence in the seventh paragraph under the heading “Management of the Trust” and the sub-heading “Organization of the Board” on page 43 of the SAI is deleted in its entirety and replaced by the following sentence:

The Board believes that the existing Board structure for the Trust is appropriate because it allows the Independent Trustees to exercise independent judgment in evaluating the governance of the Trust and performance of the Funds’ service providers, while also providing the Board with the invaluable insight of an Interested Trustee, who, as an officer of the Advisor, participates in the day-to-day management of the Trust’s affairs, including risk management.

7.           The fourth sentence in the first paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications” on page 44 of the SAI is deleted in its entirety and replaced by the following sentence:

In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Adela Cepeda, care of Mark Kemper, the Secretary of the Trust, at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope “Nominating Committee.”

8.           The fourth sentence in the second paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications” on page 44 of the SAI is deleted in its entirety and replaced by the following sentence:

The Board noted that each Independent Trustee had experience serving as a director on the boards of operating companies and/or other investment companies.

9.           On page 44 of the SAI, the following sentence is added at the end of the second paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications”:

In addition, the Board considered that Shawn Lytle would contribute valuable experience due to his position with the Advisor.

10.           The third paragraph under the heading “Management of the Trust” and the sub-heading “Trustee qualifications” on page 44 of the SAI is deleted in its entirety and replaced by the following sentence:

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below.

11.           The following table is added on page 48 of the SAI after the “Independent trustees” table:

Interested trustee

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
Shawn Lytle; 41(2) 1285 Avenue of the Americas New York, NY 10019-6028	Interested Trustee	Since February 2011
Mr. Lytle is a Group Managing Director and Head of Americas at UBS Global AM (since 2010). Mr. Lytle is a member of the UBS Global Asset Management Executive Committee. Prior to his role as Head of Americas, he was Deputy Global Head of Equities (from 2008 to 2010), Head of Equity Capabilities and Business Management in 2008, and a team manager (from 2005 to 2008) at UBS Global AM.
				Mr. Lytle is a trustee of three investment companies (consisting of 49 portfolios) for which UBS Global AM serves as investment advisor or manager.	None.

1)  Each Trustee holds office for an indefinite term.

(2)  Mr. Lytle is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of UBS Global AM.

12.           The following table is added on page 55 of the SAI under the heading “Management of the Trust” and the sub-heading “Information about trustee ownership of Fund shares” after the "Independent trustee” table:

Name of Trustee	Dollar range of equity securities in the Trust†
Aggregate dollar range of equity securities in all registered investment companies overseen by Trustee for which UBS Global AM (Americas) or an affiliate serves as Investment Advisor, Sub-advisor or Manager†

Shawn Lytle	None	Over $100,000

†  Information regarding ownership is as of December 31, 2009.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or (v) over $100,000.

Revenue sharing arrangements.  This supplement also updates information regarding certain revenue sharing arrangements in connection with the sale of shares of the Trust.

1.           Effective May 1, 2011, the following unaffiliated financial institution is included in the list of those unaffiliated financial institutions that UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) anticipates will receive additional compensation from UBS Global AM (US) or UBS Global Asset Management (Americas) Inc. (the “Advisor”), from the Advisor's own resources.  Therefore, the following is added after the seventh full paragraph on page 73 of the SAI under the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” and the sub-heading “Additional compensation to financial institution(s):”

Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, “Raymond James”)

With respect to Class A , Class C and Class Y qualifying shares (shares sold through Raymond James), UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.10% (10 basis points) of the average daily value of all qualifying shares of Funds on assets less than $500 million, (ii) 0.09% (9 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $500 million but less than $1 billion, (iii) 0.08% (8 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $1 billion but less than $5 billion and (iv) 0.07% (7 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $5 billion.

With respect to Class B qualifying shares, UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.07% (7 basis points) of the average daily value of all qualifying shares of Funds on assets less than $500 million, (ii) 0.06% (6 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $500 million but less than $1 billion, (iii) 0.05% (5 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $1 billion but less than $5 billion and (iv) 0.04% (4 basis points) of the average daily value of all qualifying shares of Funds on assets greater than $5 billion.  The foregoing payments are subject to a minimum payment to Raymond James of $15,000 per year.

2.           In addition, the following replaces the fifth, sixth and seventh full paragraphs on page 73 of the SAI under the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” and the sub-heading “Additional compensation to financial institution(s):”

With respect to Fund Shares, UBS Global AM (US), as per written agreement between both parties, pays Merrill Lynch additional compensation as follows: (i) a fee of 0.25% (25 basis points) of the value of Gross Sales of Fund Shares; and (ii) an annual fee of 0.10% (10 basis points) of the aggregate average daily net asset value of Fund Shares held by Merrill Lynch customers for more than one year (including Fund Shares exchanged for Fund Shares of the Funds for certain other funds in the UBS fund complex).

“Fund Shares” for the purposes of the Merrill Lynch agreement mean all classes of shares of the Funds and certain other funds in the UBS fund complex where Merrill Lynch or any of its affiliates is the record owner or is broker-dealer of record, except (i) shares held in retirement or other benefit accounts under the record-keeping management of Merrill Lynch Retirement Group for which fees are payable by the Advisor to Merrill Lynch pursuant to a services agreement (i.e., not including IRA or similar accounts), and (ii) shares held through Merrill Lynch investment advisory programs. Fund Shares that are no longer held through such Merrill Lynch retirement accounts or investment advisory programs but continue to be held by Merrill Lynch customers will cease to be excluded from the definition of Fund Shares.

“Gross Sales” for the purposes of the Merrill Lynch agreement mean all sales of Fund Shares in which Merrill Lynch or any of its affiliates is record owner or broker-dealer of record, excluding sales of Fund Shares resulting from reinvestment of distributions and exchanges of Fund Shares within the UBS fund complex.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.